FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings
Short-term debt consisted of the following:

	December 31,
	2014		2013
	Principal	Interest	Principal	Interest
(in thousands except percentage amounts)	Balance	Rate	Balance	Rate

Bank overdrafts	$10	—%	$1,429	1.0%
Corporate commercial paper facility	—	—%	101,900	0.3%
Brazil short-term loans	1,279	2.4%	1,314	2.8%
Other short-term loans	1,712	3.9%	563	1.8%
Add: Current portion of long-term debt	109,830		204,656
Less: Current portion of deferred financing costs	(1,008)		(2,589)
Total short-term debt	$111,823		$307,273

	2014		2013
Maximum month-end short-term debt outstanding during the year	$445,160		$417,065
Average amount of short-term debt outstanding during the year	270,011		318,817
Weighted-average interest rate on short-term debt at year-end		3.8%		1.6%

Long-Term Borrowings
Long-term debt consisted of the following:

	December 31,
	2014		2013
	Principal	Interest	Principal	Interest
(in thousands except percentage amounts)	Balance	Rate	Balance	Rate

Private placement notes $250 million due February 2016	$175,689	4.1%	$252,370	4.1%
Fixed rate senior notes $300 million due August 2016	299,861	2.8%	299,775	2.8%
Term loan Swiss francs denominated due September 2016	65,399	1.1%	72,829	1.1%
Term loan Japanese yen denominated due September 2019	104,705	0.9%	119,213	1.0%
Term loan $175 million due August 2020	166,250	1.4%	175,000	1.4%
Fixed rate senior notes $450 million due August 2021	448,965	4.1%	448,809	4.1%
Other borrowings, various currencies and rates	1,843		2,838
	$1,262,712		$1,370,834
Less: Current portion
(included in “Notes payable and current portion of long-term debt” on the Consolidated Balance Sheets)	109,830		204,656
Less: Long-term portion of deferred financing costs	2,798		1,834
Long-term portion	$1,150,084		$1,164,344

Contractual Maturity Dates of Various Borrowings
The table below reflects the contractual maturity dates of the various borrowings at December 31, 2014:

(in thousands)

2015	$109,830
2016	449,910
2017	8,882
2018	8,918
2019	122,285
2020 and beyond	562,887
$1,262,712